CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
CONSOLIDATED INCOME STATEMENTS
Income from voyages and related services	$ 3,991,696	$ 3,299,761		$ 3,247,864
Cost of voyages and related services
Operating expenses and cost of services	(2,835,112)	(2,810,693)		(2,999,613)
Depreciation	(291,559)	(226,026)		(100,152)
Gross profit	865,025	263,042		148,099
Other operating income	12,621	38,099		5,317
Other operating expenses	4,272	(1,239)		(38,071)
General and administrative expenses	(163,210)	(151,605)		(143,920)
Share of profits of associates	3,341	4,725		5,359
Results from operating activities	722,049	153,022		(23,216)
Finance income	8,103	2,447		19,201
Finance expenses	(189,363)	(156,747)		(101,706)
Net finance expenses	(181,260)	(154,300)		(82,505)
Profit (loss) before income taxes	540,789	(1,278)		(105,721)
Income taxes	(16,599)	(11,766)		(14,132)
Profit (loss) for the year	524,190	(13,044)		(119,853)
Attributable to:
Owners of the Company	517,961	(18,149)		(125,653)
Non-controlling interests	6,229	5,105		5,800
Profit (loss) for the year	$ 524,190	$ (13,044)		$ (119,853)
Earnings (Loss) per share (US$)
Basic earnings (losses) per 1 ordinary share	$ 5.18	$ (0.18)	[2]	$ (1.26)	[2]
Diluted earnings (losses) per 1 ordinary share	$ 4.96	$ (0.18)	[2]	$ (1.26)	[2]

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.
[2]	(**) Restated to reflect a share split of 1:10 that became effective in 2021.